INVENTORY - Composition of Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 30, 2016
Inventory Disclosure [Abstract]
Finished goods	$ 391	$ 352
Work-in-progress	2	40
Land and infrastructure	330	331
Real estate inventory	723	723
Operating supplies and retail inventory	5	4
Inventory	$ 728	$ 727